Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Going Concern [Abstract]
Net loss	$ (2,658,887)	$ (6,604,789)
Net operation cash outflow	(1,280,887)	$ (6,193,088)
Accumulated deficit	$ (70,805,518)		$ (68,161,722)